PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 11,901	$ 11,867
Less: accumulated depreciation	(8,172)	(6,559)
Property and equipment, net	3,729	5,308	$ 5,984
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total	6,969	6,742
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,256	2,353
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total	509	455
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,929	2,062
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 238	$ 255